Provisions and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Breakdown of provisions by nature

The table below demonstrates the breakdown of provisions by nature and its movement:

Provisions	Balance on 12/31/2017	Additions	Write-offs	Payments	Interest	Balance on 12/31/2018
IRPJ and CSLL (a.1.1)	515,829	—	—	—	16,512	532,341
PIS and COFINS (a.1.2)	34,927	—	(9,536)	—	880	26,271
ICMS	111,784	1,470	(8,435)	(4,468)	472	100,823
Civil, environmental and regulatory claims (a.2.1)	89,296	8,867	(3,490)	(3,780)	39	90,932
Labor litigation (a.3.1)	82,425	32,430	(109)	(15,497)	1,924	101,173
Others	91,535	826	(1,806)	—	976	91,531

Total	925,796	43,593	(23,376)	(23,745)	20,803	943,071

Current	64,550					77,822
Non-current	861,246					865,249

Balances of escrow deposits	Balances of escrow deposits are as follows:

	12/31/2018	12/31/2017
Tax matters	727,493	659,062
Labor litigation	69,978	71,074
Civil and other	84,036	92,524

Total – non-current assets	881,507	822,660